UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Tennenbaum Capital Partners, LLC
Address:  2951 28th Street, Suite 1000
          Santa Monica, California 90405

Form 13F File Number: 28-11240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Hugh Steven Wilson
Title:    Managing Partner
Phone:    (310) 566-1000

Signature, Place, and Date of Signing:

/s/ Hugh Steven Wilson         Santa Monica, California      February 14, 2005
----------------------         ------------------------      -----------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     32
Form 13F Information Table Value Total:     $481,133
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                                                             VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS      CUSIP    (x$1000)    PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
       --------------          --------------      -----    --------    -------  --- ---- ---------- --------   ----    ------  ----
AMAZON COM INC                 NOTE 4.750% 2/0   023135AF3     11131    11565000  PR       SOLE               11565000
AMGEN INC                      NOTE 3/0          031162AL4      7792    10000000  PR       SOLE               10000000
BALLY TOTAL FITNESS HLDG COR   COM               05873K108      5594(1)  1187635  SH       SOLE                1187635
BALLY TOTAL FITNESS HLDG COR   COM               05873K109        33        5308  SH       SOLE                   5308
BEST BUY INC                   SDCV 2.250% 1/1   086516AF8      4502     4126000  PR       SOLE                4126000
BISYS GROUP INC                NOTE 4.000% 3/1   055472AB0      7403     7460000  PR       SOLE                7460000
CENTERPOINT ENERGY INC         NOTE 2.875% 1/1   15189TAL1     16690    15500000  PR       SOLE               15500000
CEPHALON INC                   NOTE 6/1          156708AK5      5754     5000000  PR       SOLE                5000000
CHESAPEAKE ENERGY CORP         PFD CONV 5%       165167800      7913       40273  SH       SOLE                  40273
CIENA CORP                     NOTE 3.750% 2/0   171779AA9     20058    21665000  PR       SOLE               21665000
GLOBESPAN INC                  NOTE 5.250% 5/1   379571AB8     32893    33100000  PR       SOLE               33100000
CONTINENTAL AIRLS INC          NOTE 4.500% 2/0   210795PD6      2850     3000000  PR       SOLE                3000000
ENGINEERED SUPPORT SYS INC     COM               292866100      7997      192058  SH       SOLE                 192058
ENZON PHARMACEUTICALS INC      NOTE 4.500% 7/0   293904AB4      8613     9535000  PR       SOLE                9535000
FINISAR                        NOTE 2.500%10/1   31787AAF8     17489    18890000  PR       SOLE               18890000
GENERAL MTRS CORP              DEB SR CONV A     370442741    117493     5651400  PR       SOLE                5651400
I2 TECHNOLOGIES INC            NOTE 5.250%12/1   465754AF6       827      824000  PR       SOLE                 824000
INTERWOVEN INC                 COM NEW           46114T508      1588      187500  SH       OTHER                          187500
INVITROGEN CORP                NOTE 2.250%12/1   46185RAD2      3919     4000000  PR       SOLE                4000000
JDS UNIPHASE CORP              NOTE 11/1         46612JAB7      8380    10000000  PR       SOLE               10000000
MANUGISTICS GROUP INC          NOTE 5.000%11/0   565011AB9      6423     6900000  PR       SOLE                6900000
PEMCO AVIATION INC             COM               706444106     11900      675750  SH       SOLE                 675750
REALNETWORKS INC               NOTE 7/0          75605LAB0      6874     7000000  PR       SOLE                7000000
RITE AID CORP                  NOTE 4.750%12/0   767754BA1     10285    10500000  PR       SOLE               10500000
RURAL / METRO CORP             COM               781748108      7027      777313  SH       SOLE                 777313
S1 CORPORATION                 COM               78463B101     11146     2562500  SH       OTHER                         2562500
SKYWORKS SOLUTIONS INC         NOTE 4.750%11/1   83088MAB8      1957     2000000  PR       SOLE                2000000
ST JUDE MED INC                DBCV 2.800%12/1   790849AB9      3491     3500000  PR       SOLE                3500000
TERAYON COMMUNICATION SYS      NOTE 5.000% 8/0   880775AC5     13213    13763000  PR       SOLE               13763000
UNITED STATES STL CORP         NEW PFD CV B 7%   912909207     38513      250000  PR       SOLE                 250000
UTSTARCOM INC                  NOTE 0.875% 3/0   918076AB6     30705    37569000  SH       SOLE               37569000
WATER PIK TECHNOLOGIES INC     COM               94113U100     50680     2360485  SH       SOLE                2360485

Note to Form 13F Information Table

(1)   Position is restricted and the market value is reduced by a haircut.